Subsequent Events (Details)	Mar. 21, 2024 USD ($) D shares	Jan. 19, 2024 USD ($)	Oct. 26, 2023 USD ($)	Dec. 14, 2024 $ / shares	Jun. 30, 2024 $ / shares	Apr. 08, 2024 $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Events
Estimated federal income taxes | $		$ 1,450,000	$ 362,282
Class A common stock
Subsequent Events
Common stock, par value (In dollars per share) | $ / shares					$ 0.0001		$ 0.0001	$ 0.0001
Number of shares issuable per warrant (in shares)						1
Exercise price of warrants (in dollars per share) | $ / shares						$ 11.50
Number of shares in a unit						1
Number of warrants in a unit						0.5
Subsequent Events | Class A common stock
Subsequent Events
Number of warrants in a unit	0.5
Redemption price per share | $ / shares				$ 10.79
Number of consecutive trading days | D	30
Issuance of Class B common stock to Sponsor | $	$ 40,000,000